Offerings - Offering: 1	Jul. 17, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, EUR 0.025 par value(1)
Amount Registered	7,000,000
Proposed Maximum Offering Price per Unit	23.34
Maximum Aggregate Offering Price	$ 163,380,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 25,013.48
Offering Note
The securities to be registered include ordinary shares, par value €0.025 per share, (“Ordinary Shares”) of Criteo S.A. (the “Registrant”), options to purchase Ordinary Shares issuable under the Registrant’s Amended 2016 Stock Option Plan (“Option Plan”) and rights to acquire Ordinary Shares issuable under the Registrant’s Amended and Restated 2015 Time-Based Restricted Stock Units Plan (“RSU Plan”) or under the Registrant’s Amended and Restated 2015 Performance-Based Restricted Stock Units Plan (“PSU Plan”). The Ordinary Shares may be represented by American Depositary Shares (“ADSs”) of the Registrant. Each ADS represents one Ordinary Share. ADSs issuable upon deposit of the Ordinary Shares registered hereby were registered pursuant to a separate Registration Statement on Form F-6 (File No. 333-191715, as amended by post-effective amendment filed with the Securities and Exchange Commission on December 17, 2021).
This Registration Statement covers 7,000,000 Ordinary Shares issuable under the Registrant’s Option Plan, RSU Plan, or PSU Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”) and also covers an indeterminate amount of additional Ordinary Shares, which may be offered and issued under the Registrant’s Option Plan, RSU Plan, or PSU Plan as a result of stock splits, stock dividends, or similar transactions increasing the number of the Registrant's outstanding Ordinary Shares without any consideration.
Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee based upon the average of the high and low prices of the ADSs on the Nasdaq Global Select Market on July 18, 2025.